Operating leases and other commitment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Begininng balance	$ 383,969	$ 422,297
Renewed office lease	0	184,160
Accumulated amortization	(166,495)	(222,488)
Ending balance	$ 217,474	$ 383,969